Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Assets Held-for-sale, Long Lived [Abstract]
Summary of operating results for the discontinued operations he following table summarizes operating results for discontinued operations (in thousands):

	Year ended December 31,
	2012	2011	2010
Net revenue	$82,145	$251,982	$255,927
Pretax loss from discontinued operations	$(9,085)	$(1,877)	$(30,940)
Discontinued operations, net of tax	$(5,814)	$(1,350)	$(30,940)

Schedule of assets held for sale and liabilities related to assets held for sale he following table details our assets held for sale and liabilities related to assets held for sale (in thousands), all of which were previously reported in our Nevada segment:

	December 31,
	2012	2011
Cash and cash equivalents	$4,659	$58,744
Receivables, net	448	1,039
Notes and loans receivable	—	280
Prepayments and other	1,433	4,134
Inventory	695	1,644
Property and equipment, net	9,381	41,597
Lease acquisition costs, net	—	7,477
Other assets, net	119	220
Intangibles	483	1,819
Goodwill	4,225	13,079
Total assets held for sale	$21,443	$130,033

Accounts payable	$831	$2,121
Accrued expense	2,721	6,157
Other liabilities	—	366
Total current liabilities related to assets held for sale	$3,552	$8,644